Summary of Significant Accounting Policies - Schedule of Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Expenses [Abstract]
Revenues	$ 105,203,366	$ 126,762,314	$ 129,276,476
Cost of revenues	(93,290,366)	(112,260,018)	(98,956,303)
Promotion and advertising expenses	(4,343,967)	(7,139,172)	(6,734,039)
Other operating expenses	(8,055,646)	(7,569,167)	(12,251,745)
Total other expenses, net	(209,911)	(700,292)	(1,625,325)
Income tax expenses	(2,070,829)	(240,231)	(301,898)
Net (loss) income from continuing operations	$ (2,767,353)	$ (1,146,566)	$ 9,407,166